Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category:
	Three Months Ended September 30, 2023		Nine Months Ended September 30, 2023		Three Months Ended September 30, 2022		Nine Months Ended September 30, 2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Numerator
Allocation of net income (loss)	$(191,267)	$(224,153)	$614,766	$215,907	$330,771	$82,693	$308,952	$77,522
Denominator
Weighted average shares outstanding	3,519,819	4,125,000	11,745,355	4,125,000	16,500,000	4,125,000	16,439,560	4,125,000
Basic and diluted net income (loss) per share	$(0.05)	$(0.05)	$0.05	$0.05	$0.02	$0.02	$0.02	$0.02
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category:
	For the year ended December 31, 2022		For the period from April 5, 2021, (inception) through December 31, 2021
	Redeemable	Non- redeemable	Redeemable	Non- redeemable

Numerator
Allocation of net income (loss)	$909,705	$228,051	$(19,048)	$(136,192)
Denominator
Weighted average shares outstanding	16,454,795	4,125,000	576,923	4,125,000
Basic and diluted net income (loss) per share	$0.06	$0.06	$(0.03)	$(0.03)